Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net (loss) income before income taxes	$ (516,582)	$ 890,915
Expected income taxes at the statutory rate	$ (127,286)	$ 220,947
Tax rate	24.64%	24.80%
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	$ (2,089)	$ 4,976
Effect of rate adjustments for foreign jurisdictions	5,062	(25,522)
Effect of change in deferred tax benefit not recognized	6,347	(129,931)
Effect of internal debt restructuring	(186,460)	(44,762)
Repatriation and related taxes	13,565	0
Adjustments, assessments and other	7,635	9,602
Income tax (recovery) expense	(283,226)	35,310
Deferred tax assets, unrecognized	40,400	$ 14,400
Unrecognized deferred tax assets, capital losses	101,800
Unrecognized deferred tax assets. non-capital losses	$ 113,000